Provisions - Employee obligations - Venezuela - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Venezuela
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	500.00%
Salary increase		7374.00%
Discount rate	536.00%
Discount rate		7673.00%
Expected inflation rate	550.00%
Expected inflation rate		7374.00%
Actuarial assumption of retirement age	65 years
Venezuela | Minimum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Actuarial assumption of retirement age		62 years
Venezuela | Maximum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Actuarial assumption of retirement age		63 years
France
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	0.75%	0.75%
Expected inflation rate	1.60%	1.60%
Actuarial assumption of retirement age	65 years	65 years
France | Minimum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	1.60%	1.60%
France | Maximum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	6.10%	6.10%
South Africa
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Actuarial assumption of retirement age	63 years	63 years
South Africa | Minimum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	5.80%	7.10%
Discount rate	9.80%	9.50%
Expected inflation rate	4.80%	5.10%
South Africa | Maximum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	9.10%	7.60%
Discount rate	13.20%	10.70%
Expected inflation rate	7.60%	6.10%
FerroAtlantica De Venezuela SA | Venezuela
Disclosure of defined benefit plans [line items]
Years of service	15 years
Percentage of basic salary guaranteed by IVSS	80.00%
Present value of defined benefit obligation [member] | South Africa
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 4,601	$ 5,429
Current service cost	47	90
Borrowing costs	435	511
Actuarial differences	1,238	1,291
Benefits paid	278	254
Exchange differences	(106)	116
Obligations at end of year	3,461	4,601
Present value of defined benefit obligation [member] | FerroAtlantica De Venezuela SA | Venezuela
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	2,577	534
Current service cost	26	50
Borrowing costs	596	1,128
Benefits paid	(2)	(3)
Exchange differences	(956)	(1,200)
Other	(2,220)	2,068
Obligations at end of year	$ 22	$ 2,577